Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018 [2]
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	¥ 2,072.8	[1]	¥ 1,827.7	[2]	¥ 1,995.6
General and administrative expenses	1,411.5	[3]	1,440.6	[2]	1,444.2
Equity in earnings (losses) of equity method investees-net	30.4		51.2	[2]	21.5
Amortization of goodwill and others	13.2		13.6	[2]	13.9
Others	(5.9)		(16.3)	[2]	(21.0)
Net business profits (losses) + Net gains (losses) related to ETFs and others	672.6		408.4	[4]	538.0
Fixed assets	1,739.8		1,657.2	[2]
Operating Segments | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	673.6	[1]	705.9	[2]	725.7
General and administrative expenses	668.5	[3]	713.5	[2]	724.3
Equity in earnings (losses) of equity method investees-net	11.8		18.1	[2]	12.7
Amortization of goodwill and others	0.4		0.4	[2]	0.4
Others
Net business profits (losses) + Net gains (losses) related to ETFs and others	16.5		10.1	[4]	13.7
Fixed assets	503.7		499.3	[2]
Operating Segments | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	462.4	[1]	473.4	[2]	431.0
General and administrative expenses	215.1	[3]	205.7	[2]	208.4
Equity in earnings (losses) of equity method investees-net	2.0		0.9	[2]	1.0
Amortization of goodwill and others	0.4		0.4	[2]	0.4
Others
Net business profits (losses) + Net gains (losses) related to ETFs and others	248.9		268.2	[4]	223.2
Fixed assets	204.1		225.8	[2]
Operating Segments | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	417.8	[1]	400.3	[2]	327.3
General and administrative expenses	249.0	[3]	237.9	[2]	239.6
Equity in earnings (losses) of equity method investees-net	10.3		7.2	[2]	2.3
Amortization of goodwill and others	0.4		0.4	[2]	0.4
Others
Net business profits (losses) + Net gains (losses) related to ETFs and others	178.7		169.2	[4]	89.6
Fixed assets	173.0		176.9	[2]
Operating Segments | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	410.1	[1]	192.4	[2]	387.2
General and administrative expenses	208.9	[3]	207.5	[2]	204.7
Equity in earnings (losses) of equity method investees-net
Amortization of goodwill and others	2.3		2.3	[2]	2.3
Others
Net business profits (losses) + Net gains (losses) related to ETFs and others	198.9		(17.4)	[4]	180.2
Fixed assets	91.5		92.6	[2]
Operating Segments | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	48.4	[1]	49.6	[2]	50.0
General and administrative expenses	29.0	[3]	27.3	[2]	27.6
Equity in earnings (losses) of equity method investees-net	1.3		1.3	[2]	2.9
Amortization of goodwill and others	7.8		8.0	[2]	8.0
Others
Net business profits (losses) + Net gains (losses) related to ETFs and others	12.9		15.6	[4]	17.3
Fixed assets	0.1		0.1	[2]
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	60.5	[5]	6.1	[2]	74.4
General and administrative expenses	41.0	[5]	48.7	[2]	39.6
Equity in earnings (losses) of equity method investees-net	5.0	[5]	23.7	[2]	2.6
Amortization of goodwill and others	1.9	[5]	2.1	[2]	2.4
Others	(5.9)	[5]	(16.3)	[2]	(21.0)
Net business profits (losses) + Net gains (losses) related to ETFs and others	16.7	[5]	(37.3)	[4]	¥ 14.0
Fixed assets	¥ 767.4	[5]	¥ 662.5	[2]

[1]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2018, 2019 and 2020, net gains (losses) related to ETFs and others amounted to ¥80.2 billion, ¥15.0 billion and ¥10.6 billion, respectively, of which ¥70.1 billion, ¥7.3 billion and ¥7.3 billion are included in “Global Markets Company,” respectively.
[2]	Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and “Others” have been applied. In connection with the use of the new allocation methods, the presentation of “Net business profits” has changed to “Net business profits (losses) + Net gains (losses) related to ETFs and others.” Before the change, “Net gains (losses) related to ETFs and others” were included in “Gross profits” of each segment and eliminated in “Others.” In addition, “Amortization of goodwill and others” has been presented as a new item. Figures for the fiscal year ended March 31, 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[3]	“General and administrative expenses” excludes non-allocated gains (losses), net.
[4]	Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses plus equity in earnings (losses) of equity method investees—net and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.
[5]	“Others” includes the following items: • profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation; • consolidating adjustments, including eliminating internal transaction between each segment; • equity in earnings (losses) of equity method investees-net that are not subject to allocation; and • profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.